Putnam
Balanced
Retirement
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

This is the last letter to you and the other shareholders of Putnam Balanced Retirement Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

In one final piece of news, I am pleased to announce the addition of David L. King and Jeanne L. Mockard to your fund's management team. Dave has been with Putnam since 1983 and has 18 years of investment experience. Jeanne joined Putnam in 1985 and has 15 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000


REPORT FROM THE FUND MANAGERS

David L. King
Jeanne L. Mockard
Charles G. Pohl
James M. Prusko
and the Core Fixed-
Income Team

Rising interest rates caused problems for the value stocks and fixed-income investments in Putnam Balanced Retirement Fund's portfolio during the six months ended April 30, 2000. Nevertheless, some positive trends developed toward the end of the period. The market rotated away from "new economy" growth stocks that had reached astonishingly high valuations and back toward the numerous quality old economy stocks that had come to populate the value universe. The fund's conservative investment approach left it poised to benefit from this shift and to some extent, helped protect it from the significant volatility that hit the markets during the period.

Total return for 6 months ended 4/30/00

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
----------------------------------------------------------------------
  -1.84%  -7.48%   -2.26%  -6.80%   -2.25%  -3.16%   -2.31%  -5.69%
----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* HIGH EXPECTATIONS, HIGH VALUATIONS

The first four months of the period turned out to be among the most glorious in history for aggressive growth stock performance, particularly in the technology sector. For its part, your fund lagged the market because it is a mirror image of an aggressive portfolio. It is characterized by a diversified, conservative, value-oriented approach. As this growth run-up was happening, many of the stocks that had entered the value universe offered generally rising profits. Nevertheless, their valuations began the period at low levels and then fell even lower.

That development prompted a shift in March. Investors became more aware of the risks inherent in owning stocks of companies that offered high expectations and high valuations but no earnings and low yields. They moved to take advantage of the attractive valuations in the rest of the market, and value stocks posted a double-digit recovery during a time when the Standard & Poor's 500 Index posted negative returns.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking                    9.4%

Oil and gas                6.0%

Electric utilities         4.5%

Telecommunications         3.8%

Regional Bells             3.8%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


* PORTFOLIO QUALITY UPGRADED

The market's advance through the first four months of the period was quite narrow, with new economy growth stocks enjoying nearly all the attention. Regardless of their prospects, old economy stocks fell out of favor, reaching exceptionally attractive prices. Some especially high-quality companies were selling at similar valuations to their lower-quality brethren. Therefore, we were able to increase the overall quality of the fund's portfolio at little cost, adding such names as Fannie Mae, Freddie Mac, and Emerson Electric. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's strategy and may vary in the future.

Looking back at the semiannual period, we would like to highlight three stocks that contributed to performance. Hewlett-Packard benefited from the appointment of a new CEO as well as its successful spinoff of Agilent Technologies. Seagram, now a diversified entertainment company, performed well as a result of speculation that the Bronfman family might sell its controlling interest. Finally Pharmacia did well, as investors came to appreciate the combined strength of the drug pipelines offered by its Pharmacia, Upjohn, and Monsanto operations. On the down side, the fund was hurt by not owning more large-capitalization companies such as Enron and Morgan Stanley that are found in some value indexes. Other than that, there were no investments that declined precipitously.

* MINOR ADJUSTMENTS MADE TO BOND PORTFOLIO

With interest rates on the rise, your fund's fixed-income investments struggled along with the rest of the bond market. The makeup of the bond portfolio remained relatively unchanged, with a neutral positioning regarding interest rates that helped insulate it against major price declines. Some changes were made on the margin regarding the fund's corporate bond allocation. We moved some of the fund's investment -grade corporate debt into slightly lower-quality BB-rated bonds, which we believed offered a better risk/reward profile. We counterbalanced this move by maintaining a relatively high weighting in mortgage-backed securities that offered higher credit quality. This was a positive attribute at a time when most non-Treasury sectors significantly underperformed. Treasuries benefited from strong demand; investors scrambled to scoop up diminishing supply after the Treasury announced its intention to buy back outstanding debt and offer fewer securities at future auctions.


"We would like to reassure shareholders that the change in the fund's management will not result in a change in the fund's investment philosophy. Among us, we have managed nearly all the funds in Putnam's value group and bring to the table a combination of experience in specialized sectors of the value universe as well as mainstream value investing."

-- David L. King and Jeanne L. Mockard, managers, Putnam Balanced Retirement
   Fund


* VALUE PHILOSOPHY REMAINS IN PLACE

We would like to reassure shareholders that the change in the fund's management will not result in a change in the fund's investment philosophy. Among us, we have managed nearly all the funds in Putnam's value group and bring to the table a combination of experience in specialized sectors of the value universe as well as mainstream value investing.

While the fund will remain diversified going forward, we may eventually place a bit more emphasis on those companies we consider to offer the best potential. Overall, however, we would like to reaffirm our commitment to the value style as a part of a diversified approach to investing.

[GRAPHIC OMITTED: TOP FIVE EQUITY HOLDINGS]

TOP FIVE EQUITY HOLDINGS

ExxonMobil Corp.
Oil and gas

SBC Communications, Inc.
Regional Bells

AT&T Corp.
Telecommunications

Citigroup, Inc.
Financial

Fannie Mae
Financial

[GRAPHIC OMITTED: TOP FIVE FIXED-INCOME HOLDINGS]

TOP FIVE FIXED-INCOME HOLDINGS

Federal Home Loan Mortgage Corporation
6s, with due dates from 5/1/29 to 9/1/29

Government National Mortgage Association pass-through certificates, 8s, with due dates from 1/15/22 to 12/15/27

Federal National Mortgage Association
pass-through certificates, 7 1/2s, with due dates from 4/1/30 to 5/1/30

Government National Mortgage Association pass-through certificates, 7s, with due dates from 4/15/23 to 12/15/28

U.S. Treasury Notes
6 1/8s, 12/31/01

Footnote reads:
The top five equity holdings and the top five fixed-income holdings represent 15.8% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


* OUTLOOK: BRIGHTER PROSPECTS GOING FORWARD

The question is whether or not the heyday for value stocks will continue. For at least a year, there have been a number of positive factors for value stocks that have not been factored into the marketplace. First, increasing global economic growth should help because there are a lot of mature companies in the value universe with global franchises. Second, we believe we are nearer to the end of the Fed's program of interest-rate increases than we are to the beginning. A soft landing -- with the Fed slowing growth enough to head off inflation, but not so much that we enter a recession -- and continued global growth would be an ideal scenario for the value style. We probably will not see value stock prices rise as significantly as much of the over-the-counter market did last year, but the stocks could be poised to offer better returns than the market as a whole. The kinds of value stocks now in the fund tend to offer lower risk, precisely the investments appropriate for a retirement fund. We have had quite an opportunity to buy exceptionally good companies at excellent prices, so over time we expect that they will prove fruitful investments.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Balanced Retirement Fund is designed for investors seeking high current return and, as a secondary investment objective, the fund seeks relative stability of principal from a diversified portfolio of equity and debt securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/00

                     Class A         Class B        Class C          Class M
(inception dates)   (4/19/85)       (2/1/94)       (7/26/99)        (3/17/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months         -1.84%  -7.48%  -2.26%  -6.80%  -2.25%  -3.16%  -2.31%  -5.69%
------------------------------------------------------------------------------
1 year           -5.88  -11.27   -6.65  -10.91   -6.61   -7.46   -6.48   -9.76
------------------------------------------------------------------------------
5 years          70.86   60.99   64.60   62.60   64.51   64.51   66.74   60.92
Annual average   11.31    9.99   10.48   10.21   10.47   10.47   10.77    9.98
------------------------------------------------------------------------------
10 years        190.72  174.01  169.61  169.61  169.57  169.57  176.31  166.55
Annual average   11.26   10.61   10.43   10.43   10.42   10.42   10.70   10.30
------------------------------------------------------------------------------
Life of fund    333.67  308.87  282.52  282.52  287.07  287.07  297.07  283.27
Annual average   10.25    9.82    9.34    9.34    9.42    9.42    9.61    9.35
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/00

                        Standard      Lehman Brothers
                        & Poor's         Govt./Corp.       Consumer
                       500 Index         Bond Index      price index
-----------------------------------------------------------------------
6 months                  7.19%             1.49%           1.84%
-----------------------------------------------------------------------
1 year                   10.13              0.93            3.01
-----------------------------------------------------------------------
5 years                 208.37             38.46           12.71
Annual average           25.25              6.72            2.42
-----------------------------------------------------------------------
10 years                458.94            118.09           32.82
Annual average           18.78              8.11            2.88
-----------------------------------------------------------------------
Life of fund           1124.25            261.29           60.15
Annual average           18.17              8.94            3.19
-----------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/00

                            Class A      Class B      Class C       Class M
-----------------------------------------------------------------------------
Distributions (number)         2            2            2             2
-----------------------------------------------------------------------------
Income                      $0.220       $0.180       $0.199        $0.194
-----------------------------------------------------------------------------
Capital gains
  Long-term                  0.481        0.481        0.481         0.481
-----------------------------------------------------------------------------
  Short-term                 0.081        0.081        0.081         0.081
-----------------------------------------------------------------------------
  Total                     $0.782       $0.742       $0.761        $0.756
-----------------------------------------------------------------------------
Share value:              NAV     POP      NAV          NAV       NAV     POP
-----------------------------------------------------------------------------
10/31/99               $10.66  $11.31    $10.56       $10.64   $10.61  $10.99
-----------------------------------------------------------------------------
4/30/00                  9.69   10.28      9.59         9.65     9.62    9.97
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current dividend rate1   4.54%   4.28%     3.75%        4.10%    4.03%   3.89%
-----------------------------------------------------------------------------
Current 30-day
SEC yield2               4.02    3.79      3.26         3.27     3.52    3.39
-----------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                     Class A        Class B          Class C        Class M
(inception dates)   (4/19/85)       (2/1/94)        (7/26/99)       (3/17/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          0.82%  -4.94%   0.52%  -4.15%   0.51%  -0.43%   0.36%  -3.19%
------------------------------------------------------------------------------
1 year           -0.87   -6.59   -1.54   -6.04   -1.65   -2.54   -1.38   -4.84
------------------------------------------------------------------------------
5 years          74.86   64.72   68.45   66.45   68.41   68.41   70.63   64.73
Annual average   11.82   10.50   10.99   10.73   10.99   10.99   11.28   10.50
------------------------------------------------------------------------------
10 years        185.30  168.92  164.73  164.73  164.60  164.60  171.26  161.90
Annual average   11.05   10.40   10.22   10.22   10.22   10.22   10.49   10.11
------------------------------------------------------------------------------
Life of fund    334.57  309.71  283.72  283.72  288.27  288.27  298.31  284.47
Annual average   10.33    9.89    9.41    9.41    9.50    9.50    9.69    9.43
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


WELCOME TO WWW.PUTNAMINV.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2000 (Unaudited)

COMMON STOCKS (50.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Aerospace/Defense (0.7%)
-------------------------------------------------------------------------------------------------------------------
             87,900 Boeing Co.                                                                     $      3,488,531
             76,500 Lockheed Martin Corp.                                                                 1,902,938
                                                                                                   ----------------
                                                                                                          5,391,469

Airlines (0.3%)
-------------------------------------------------------------------------------------------------------------------
             34,600 Delta Air Lines, Inc.                                                                 1,825,150

Automotive (0.5%)
-------------------------------------------------------------------------------------------------------------------
             68,100 Ford Motor Co.                                                                        3,724,219

Banking (6.1%)
-------------------------------------------------------------------------------------------------------------------
            120,043 Bank of America Corp.                                                                 5,882,107
            114,200 BB&T Corp.                                                                            3,040,575
            108,500 Charter One Financial, Inc.                                                           2,203,906
             42,700 Chase Manhattan Corp.                                                                 3,077,069
             80,300 Comerica, Inc.                                                                        3,402,713
            113,600 Firstar Corp.                                                                         2,825,800
            108,000 FleetBoston Financial Corp.                                                           3,827,250
             81,300 Mellon Financial Corp.                                                                2,611,763
             19,900 Morgan (J.P.) & Co., Inc.                                                             2,554,663
             74,200 National City Corp.                                                                   1,261,400
             71,100 PNC Bank Corp.                                                                        3,101,738
             89,650 Synovus Financial Corp.                                                               1,664,128
             95,500 U.S. Bancorp                                                                          1,939,844
             23,500 Wachovia Corp.                                                                        1,473,156
             60,000 Washington Mutual, Inc.                                                               1,533,750
            102,600 Wells Fargo Co.                                                                       4,213,013
                                                                                                   ----------------
                                                                                                         44,612,875

Beverage (0.8%)
-------------------------------------------------------------------------------------------------------------------
             30,100 Anheuser-Busch Cos., Inc.                                                             2,123,931
             19,500 Brown-Forman Corp. Class B                                                            1,063,969
             78,400 Fortune Brands, Inc.                                                                  1,960,000
             42,400 Pepsi Bottling Group, Inc. (The)                                                        914,250
                                                                                                   ----------------
                                                                                                          6,062,150

Broadcasting (--%)
-------------------------------------------------------------------------------------------------------------------
                 19 XM Satellite Radio Holdings, Inc. Class A                                                   548

Capital Goods (0.4%)
-------------------------------------------------------------------------------------------------------------------
             33,900 Eaton Corp.                                                                           2,847,600

Chemicals (2.1%)
-------------------------------------------------------------------------------------------------------------------
             17,800 Dow Chemical Co.                                                                      2,011,400
             75,138 du Pont (E.I.) de Nemours & Co., Ltd.                                                 3,564,359
             92,400 Engelhard Corp.                                                                       1,622,775
             38,800 Minnesota Mining & Manufacturing Co.                                                  3,356,200
             49,100 PPG Industries, Inc.                                                                  2,669,813
             39,100 Praxair, Inc.                                                                         1,737,506
                                                                                                   ----------------
                                                                                                         14,962,053

Combined Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
             57,000 Constellation Energy Group                                                            1,884,563

Computers (1.6%)
-------------------------------------------------------------------------------------------------------------------
             45,200 Compaq Computer Corp.                                                                 1,322,100
             18,500 Gateway, Inc. (NON)                                                                   1,022,125
             42,000 Hewlett-Packard Co.                                                                   5,670,000
             29,900 IBM Corp.                                                                             3,337,588
                                                                                                   ----------------
                                                                                                         11,351,813

Conglomerates (0.4%)
-------------------------------------------------------------------------------------------------------------------
             36,500 Honeywell International, Inc.                                                         2,044,000
             19,000 Tyco International, Ltd.                                                                872,813
                                                                                                   ----------------
                                                                                                          2,916,813

Consumer Finance (0.4%)
-------------------------------------------------------------------------------------------------------------------
             50,500 Capital One Financial Corp.                                                           2,209,375
             36,700 MBNA Corp.                                                                              974,844
                                                                                                   ----------------
                                                                                                          3,184,219

Consumer Goods (0.4%)
-------------------------------------------------------------------------------------------------------------------
             49,800 Kimberly-Clark Corp.                                                                  2,891,513

Distribution (0.4%)
-------------------------------------------------------------------------------------------------------------------
             73,400 SYSCO Corp.                                                                           2,761,675

Electric Utilities (3.0%)
-------------------------------------------------------------------------------------------------------------------
             78,900 Carolina Power & Light Co.                                                            2,884,781
             67,300 CiNergy Corp.                                                                         1,800,275
             46,700 Dominion Resources, Inc.                                                              2,101,500
            114,891 DPL, Inc.                                                                             2,671,216
             66,400 Duke Energy Corp.                                                                     3,818,000
            107,300 Entergy Corp.                                                                         2,729,444
             72,300 Pacific Gas & Electric Co.                                                            1,875,281
             52,800 Reliant Energy, Inc.                                                                  1,405,800
             79,100 Texas Utilities Co.                                                                   2,664,681
                                                                                                   ----------------
                                                                                                         21,950,978

Electrical Equipment (0.6%)
-------------------------------------------------------------------------------------------------------------------
             82,000 Emerson Electric Co.                                                                  4,499,750
              2,178 Sensormatic Electronics Corp. 144A (NON)                                                 36,345
                395 Sensormatic Electronics Corp. (NON)                                                       6,586
                                                                                                   ----------------
                                                                                                          4,542,681

Electronics (0.5%)
-------------------------------------------------------------------------------------------------------------------
             21,400 Motorola, Inc.                                                                        2,547,938
             32,300 W W Grainger                                                                          1,401,013
                                                                                                   ----------------
                                                                                                          3,948,951

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------
             16,900 Grant Prideco, Inc. (NON)                                                               325,325
              2,422 Pride International, Inc. (NON)                                                          54,798
             26,800 Schlumberger, Ltd.                                                                    2,051,875
             43,400 Transocean Sedco Forex, Inc.                                                          2,039,800
             16,900 Weatherford International, Inc. (NON)                                                   686,563
                                                                                                   ----------------
                                                                                                          5,158,361

Financial (2.8%)
-------------------------------------------------------------------------------------------------------------------
            128,000 Citigroup, Inc.                                                                       7,608,000
            121,700 Fannie Mae                                                                            7,340,031
             25,600 Hartford Life, Inc.                                                                   1,260,800
             67,300 Household International, Inc.                                                         2,809,775
             24,200 MGIC Investment Corp.                                                                 1,157,063
             11,013 PSF Holdings LLC Class A                                                                110,130
                                                                                                   ----------------
                                                                                                         20,285,799

Food (0.8%)
-------------------------------------------------------------------------------------------------------------------
            102,700 Archer Daniels Midland Co.                                                            1,020,581
             43,600 General Mills, Inc.                                                                   1,585,950
             42,400 Heinz (H.J.) Co.                                                                      1,441,600
             98,300 Sara Lee Corp.                                                                        1,474,500
                                                                                                   ----------------
                                                                                                          5,522,631

Gaming & Lottery (--%)
-------------------------------------------------------------------------------------------------------------------
                748 Fitzgerald Gaming Corp.                                                                     187

Health Care Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
             37,700 Baxter International, Inc.                                                            2,455,213
             33,200 CIGNA Corp.                                                                           2,647,700
            139,500 HEALTHSOUTH Corp. (NON)                                                               1,124,719
             30,800 Mallinckrodt, Inc.                                                                      827,750
                                                                                                   ----------------
                                                                                                          7,055,382

Household Furniture and Appliances (0.2%)
-------------------------------------------------------------------------------------------------------------------
             21,100 Whirlpool Corp.                                                                       1,374,138

Insurance (2.2%)
-------------------------------------------------------------------------------------------------------------------
             35,600 AFLAC, Inc.                                                                           1,737,725
             56,900 Allstate Corp.                                                                        1,344,263
             44,800 American General Corp.                                                                2,508,800
             16,300 American International Group, Inc.                                                    1,787,906
             40,800 AON Corp.                                                                             1,104,150
             83,600 Hartford Financial Services Group                                                     4,362,875
             40,800 Lincoln National Corp.                                                                1,420,350
             71,100 Torchmark Corp.                                                                       1,781,944
                                                                                                   ----------------
                                                                                                         16,048,013

Investment Banking/Brokerage (0.9%)
-------------------------------------------------------------------------------------------------------------------
             60,365 Bear Stearns Companies, Inc. (The)                                                    2,588,149
             45,500 Franklin Resources, Inc.                                                              1,467,375
             64,700 Paine Webber Group, Inc.                                                              2,838,713
                                                                                                   ----------------
                                                                                                          6,894,237

Lodging/Tourism (0.5%)
-------------------------------------------------------------------------------------------------------------------
             55,200 Marriott International, Inc. Class A                                                  1,766,400
             77,900 Starwood Hotels & Resorts Worldwide, Inc.                                             2,215,281
                                                                                                   ----------------
                                                                                                          3,981,681

Machinery (0.1%)
-------------------------------------------------------------------------------------------------------------------
             22,100 Caterpillar, Inc.                                                                       871,569

Manufacturing (0.4%)
-------------------------------------------------------------------------------------------------------------------
             49,800 Illinois Tool Works, Inc.                                                             3,190,313

Media (0.4%)
-------------------------------------------------------------------------------------------------------------------
             68,700 Disney (Walt) Productions, Inc.                                                       2,975,569

Metals (0.2%)
-------------------------------------------------------------------------------------------------------------------
             25,900 Alcoa, Inc.                                                                           1,680,263

Natural Gas Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
             87,735 Sempra Energy                                                                         1,628,581
             45,700 Williams Cos., Inc.                                                                   1,705,181
                                                                                                   ----------------
                                                                                                          3,333,762

Oil & Gas (4.9%)
-------------------------------------------------------------------------------------------------------------------
             68,200 BP Amoco Plc ADR (United Kingdom)                                                     3,478,200
             48,400 Chevron Corp.                                                                         4,120,050
             76,100 Conoco, Inc.                                                                          1,812,131
             73,617 Conoco, Inc. Class B                                                                  1,831,223
            152,740 ExxonMobil Corp.                                                                     11,865,989
             99,700 Royal Dutch Petroleum Co. Plc ADR (Netherlands)                                       5,720,288
             43,900 Tosco Corp.                                                                           1,407,544
             34,207 Total S.A. ADR (France)                                                               2,586,904
            127,900 Union Pacific Resources Group, Inc.                                                   2,454,081
                                                                                                   ----------------
                                                                                                         35,276,410

Paper & Forest Products (1.0%)
-------------------------------------------------------------------------------------------------------------------
             74,200 Mead Corp.                                                                            2,583,088
             82,900 Owens-Illinois, Inc. (NON)                                                            1,119,150
             72,500 Weyerhaeuser Co.                                                                      3,874,219
                                                                                                   ----------------
                                                                                                          7,576,457

Pharmaceuticals (2.5%)
-------------------------------------------------------------------------------------------------------------------
             90,700 Abbott Laboratories                                                                   3,486,281
             75,300 Bristol-Myers Squibb Co.                                                              3,948,544
             50,500 Johnson & Johnson                                                                     4,166,250
             91,020 Pharmacia Corp.                                                                       4,545,311
             53,600 Schering-Plough Corp.                                                                 2,160,750
                                                                                                   ----------------
                                                                                                         18,307,136

Photography/Imaging (0.5%)
-------------------------------------------------------------------------------------------------------------------
             41,700 Eastman Kodak Co.                                                                     2,332,594
             40,300 Xerox Corp.                                                                           1,065,431
                                                                                                   ----------------
                                                                                                          3,398,025

Publishing (0.5%)
-------------------------------------------------------------------------------------------------------------------
             45,300 McGraw-Hill, Inc.                                                                     2,378,250
             37,000 Tribune Co.                                                                           1,438,375
                                                                                                   ----------------
                                                                                                          3,816,625

Railroads (0.5%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Union Pacific Corp.                                                                   3,791,250

Real Estate (1.1%)
-------------------------------------------------------------------------------------------------------------------
            106,100 Equity Office Properties Trust (R)                                                    2,884,594
            109,400 Equity Residential Properties Trust (R)                                               4,977,700
                                                                                                   ----------------
                                                                                                          7,862,294

Regional Bells (3.7%)
-------------------------------------------------------------------------------------------------------------------
            107,500 Bell Atlantic Corp.                                                                   6,369,375
            116,100 BellSouth Corp.                                                                       5,652,619
             77,900 GTE Corp.                                                                             5,277,725
            220,760 SBC Communications, Inc.                                                              9,672,048
                                                                                                   ----------------
                                                                                                         26,971,767

Restaurants (--%)
-------------------------------------------------------------------------------------------------------------------
                 25 AmeriKing, Inc. (NON)                                                                       250

Retail (1.5%)
-------------------------------------------------------------------------------------------------------------------
             47,400 Albertsons, Inc.                                                                      1,543,463
             46,200 CVS Corp.                                                                             2,009,700
             86,500 Federated Department Stores, Inc. (NON)                                               2,941,000
            130,300 K mart Corp. (NON)                                                                    1,058,688
                 12 Mothers Work, Inc. (NON)                                                                    144
              7,889 Pier 1 Imports, Inc.                                                                     89,737
             49,500 Sears, Roebuck & Co.                                                                  1,812,938
             71,600 Staples, Inc.                                                                         1,364,875
                                                                                                   ----------------
                                                                                                         10,820,545

Software (0.3%)
-------------------------------------------------------------------------------------------------------------------
             36,000 Computer Associates International, Inc.                                               2,009,250

Technology Services (0.5%)
-------------------------------------------------------------------------------------------------------------------
             49,100 Electronic Data Systems Corp.                                                         3,375,625
                 87 U.S. Interactive, Inc. (NON)                                                              1,446
                                                                                                   ----------------
                                                                                                          3,377,071

Telecommunications (2.4%)
-------------------------------------------------------------------------------------------------------------------
             60,400 ALLTEL Corp.                                                                          4,024,150
            183,500 AT&T Corp.                                                                            8,567,156
                115 Leap Wireless International, Inc. (NON)                                                   5,908
             77,000 Sprint Corp.                                                                          4,735,500
                                                                                                   ----------------
                                                                                                         17,332,714

Textiles (0.3%)
-------------------------------------------------------------------------------------------------------------------
            128,658 Shaw Industries, Inc.                                                                 2,034,405

Tobacco (0.4%)
-------------------------------------------------------------------------------------------------------------------
            127,900 Philip Morris Cos., Inc.                                                              2,797,813

Toys (0.3%)
-------------------------------------------------------------------------------------------------------------------
            125,450 Hasbro, Inc.                                                                          1,999,359

Trucks & Parts (0.2%)
-------------------------------------------------------------------------------------------------------------------
             17,600 Johnson Controls, Inc.                                                                1,114,300

Waste Management (0.3%)
-------------------------------------------------------------------------------------------------------------------
            133,400 Waste Management, Inc.                                                                2,117,713
                                                                                                   ----------------
                    Total Common Stocks (cost $351,889,481)                                        $    363,834,559

CORPORATE BONDS AND NOTES (22.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE

Advertising and Marketing Services (--%)
-------------------------------------------------------------------------------------------------------------------
     $      210,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                  $        207,375

Aerospace and Defense (1.3%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   136,800
          1,885,000 Boeing Co. deb. 6 5/8s, 2038                                                          1,590,865
          1,450,000 Litton Industries, Inc. sr. notes 8s, 2009                                            1,360,550
          2,335,000 Lockheed Martin Corp. bonds 8 1/2s, 2029                                              2,283,957
          1,555,000 Norsk Hydro ASA notes 6.36s, 2009 (Norway)                                            1,399,687
          1,330,000 Raytheon Co notes 6.45s, 2002                                                         1,284,527
          1,000,000 Raytheon Co. deb. 6.4s, 2018                                                            816,470
            500,000 Sequa Corp. sr. notes 9s, 2009                                                          465,000
                                                                                                   ----------------
                                                                                                          9,337,856

Agriculture (--%)
-------------------------------------------------------------------------------------------------------------------
            142,320 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                             129,511

Airlines (1.0%)
-------------------------------------------------------------------------------------------------------------------
            725,000 Airbus Industries 144A notes Ser. A, 8.027s, 2020                                       717,562
          1,394,466 Atlas Air, Inc. pass-through certificates Ser. 991A, 7.2s, 2019                       1,231,899
             30,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                            25,988
          1,632,190 Continental Airlines, Inc. pass-through certificates Ser. 981C,
                    6.541s, 2009                                                                          1,530,929
          1,420,000 Delta Air Lines, Inc. notes 8.3s, 2029                                                1,267,350
            470,000 Northwest Airlines, Inc. company guaranty 8.7s, 2007                                    440,672
            110,000 Northwest Airlines, Inc. company guaranty 7 7/8s, 2008                                   93,610
          2,029,113 Northwest Airlines Corp. pass-through certificate Ser. 1999-1A,
                    6.81s, 2020                                                                           1,757,739
                                                                                                   ----------------
                                                                                                          7,065,749

Automotive (0.7%)
-------------------------------------------------------------------------------------------------------------------
          1,365,000 Chrysler Corp. deb. Ser. B, 7.45s, 2097                                               1,238,437
          1,040,000 Delphi Automotive Systems Corp. deb. 7 1/8s, 2029                                       880,994
            950,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                  723,910
            290,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  235,553
            710,000 Ford Motor Co. deb. 7.4s, 2046                                                          651,737
            105,000 Ford Motor Co. bonds 6 5/8s, 2028                                                        89,835
            190,000 Lear Corp. sub. notes 9 1/2s, 2006                                                      183,128
             80,000 Talon Automotive Group sr. sub. notes Ser. B, 9 5/8s, 2008                               34,400
            810,000 TRW, Inc. deb. 7 3/4s, 2029                                                             720,398
                                                                                                   ----------------
                                                                                                          4,758,392

Banking (3.3%)
-------------------------------------------------------------------------------------------------------------------
          1,135,000 Abbey National Capital Trust I company guaranty 8.963s, 2049                          1,100,950
            615,000 BankAmerica Corp. sr. notes 5 7/8s, 2009                                                542,030
            264,000 Bank United Corp. sub. notes 8 7/8s, 2007                                               248,395
          1,630,000 Bank United Corp. notes, Ser. A, 8s, 2009                                             1,400,512
          1,280,000 Bayer Hypo Vereinsbank 144A bonds 8.741s, 2031 (Germany)                              1,182,310
          1,885,000 Citicorp sub. notes 6 3/8s, 2008                                                      1,724,078
            950,000 Colonial Bank sub. notes 8s, 2009                                                       880,517
             15,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                    13,668
          1,150,000 First Citizens Bank Capital Trust I company guaranty
                    8.05s, 2028                                                                             927,188
          1,675,000 First Union Capital II company guaranty Ser. A, 7.95s, 2029                           1,541,050
            705,000 First Union Institute Capital I bonds 8.04s, 2026                                       633,076
            470,000 Firstar Bank Milwaukee sr. notes 6 1/4s, 2002                                           455,454
          1,240,000 FleetBoston Corp. sub. notes 7 3/8s, 2009                                             1,190,226
          1,145,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,020,985
          1,085,000 Imperial Bank sub. notes 8 1/2s, 2009                                                   986,157
          1,520,000 NB Capital Trust IV company guaranty 8 1/4s, 2027                                     1,418,023
            720,000 Norwest Corp. med. term sr. notes Ser. J, 6 3/4s, 2027                                  619,603
          1,935,000 Peoples Bank-Bridgeport sub. notes 7.2s, 2006                                         1,764,333
             15,000 Peoples Heritage Capital Trust company guaranty Ser. B,
                    9.06s, 2027                                                                              14,516
            995,000 Royal Bank Of Scotland Group, Plc bonds Ser. 2, 8.817s, 2049
                    (United Kingdom)                                                                      1,007,656
          2,000,000 Scotland International Finance 144A sub. notes 8.85s, 2006
                    (Netherlands)                                                                         2,093,660
            980,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         967,750
            780,000 Sovereign Bancorp, Inc. sr. notes 6 5/8s, 2001                                          756,525
            985,000 St. Paul Bancorp sr. notes 7 1/8s, 2004                                                 947,580
            585,000 State Street Institution 144A company guaranty 7.94s, 2026                              530,338
            150,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          144,579
                                                                                                   ----------------
                                                                                                         24,111,159

Beverage (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,095,000 Pepsi Bottling Group, Inc. sr. notes Ser. B, 7s, 2029                                   965,582

Broadcasting (0.4%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                        62,475
             66,600 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                            76,007
             12,500 Capstar Broadcasting sub. deb. 12s, 2009 (PIK)                                           14,125
            205,000 Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                        205,513
             75,000 Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                  72,188
            250,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  215,625
          2,140,000 News America Holdings, Inc. deb. 7 3/4s, 2045                                         1,825,784
            700,000 News America Holdings, Inc. deb. 7.7s, 2025                                             620,942
                                                                                                   ----------------
                                                                                                          3,092,659

Building Materials (--%)
-------------------------------------------------------------------------------------------------------------------
            190,000 American Standard Companies, Inc. sr. notes 7 3/8s, 2008                                173,850
             70,000 Building Materials Corp. company guaranty 8s, 2008                                       59,150
                                                                                                   ----------------
                                                                                                            233,000

Cable Television (0.1%)
-------------------------------------------------------------------------------------------------------------------
            125,000 Century Communications Corp. sr. notes 9 1/2s, 2005                                     119,063
             75,000 CSC Holdings, Inc. sr. sub. deb. 10 1/2s, 2016                                           81,188
             30,000 CSC Holdings, Inc. deb. 7 7/8s, 2018                                                     27,011
            260,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                    (United Kingdom) (STP)                                                                  202,800
             90,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                 91,125
             10,000 NTL, Inc. sr. notes, stepped-coupon Ser. B, zero %
                    (9 3/4s, 4/1/03), 2008 (United Kingdom) (STP)                                             6,325
             90,000 TeleWest Communications Plc sr. disc. notes zero %,
                    (9 1/4, 4/15/04), 2009 (United Kingdom) (STP)                                            53,100
                                                                                                   ----------------
                                                                                                            580,612

Chemicals (0.4%)
-------------------------------------------------------------------------------------------------------------------
            735,000 Equistar Chemicals LP notes 9 1/8s, 2002                                                728,672
            635,000 IMC Global, Inc. notes 7.4s, 2002                                                       622,116
            100,000 ISP Holdings, Inc. sr. notes Ser. B, 9 3/4s, 2002                                        95,250
          1,100,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                            1,080,750
            280,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                   275,100
                                                                                                   ----------------
                                                                                                          2,801,888

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                   28,000

Commercial and Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                           93,000

Computers (0.3%)
-------------------------------------------------------------------------------------------------------------------
          2,425,000 IBM Corp. deb. 7 1/8s, 2096                                                           2,216,305

Conglomerates (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,665,000 Tyco International, Ltd. company guaranty 6 3/8s, 2005                                1,548,800
          1,530,000 Tyco International,Ltd. company guaranty 6 1/4s, 2003                                 1,453,347
                                                                                                   ----------------
                                                                                                          3,002,147

Consumer Finance (1.1%)
-------------------------------------------------------------------------------------------------------------------
            495,000 Associates Corp. deb. 6.95s, 2018                                                       447,252
            565,000 Associates First Capital Corp. sub. deb. 8.15s, 2009                                    573,283
            700,000 Associates First Capital Corp. sr. notes 6 1/4s, 2008                                   628,719
            110,000 Capital One Financial Corp. notes 7 1/4s, 2006                                          100,448
            185,000 Capital One Financial Corp. notes 7 1/4s, 2003                                          178,405
            140,000 Contifinancial Corp. sr. notes 8 1/8s, 2008                                              14,000
            150,000 Contifinancial Corp. sr. notes 7 1/2s, 2002                                              15,000
            720,000 Finova Capital Corp. notes 7 1/4s, 2004                                                 663,098
            515,000 Finova Capital Corp. notes 6 1/4s, 2002                                                 477,832
          1,500,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                            1,449,930
            215,000 Ford Motor Credit Corp. notes 6.55s, 2002                                               209,681
          1,405,000 Ford Motor Credit Corp. sr. notes 5.8s, 2009                                          1,225,596
            525,000 Household Finance Corp. notes 6 1/2s, 2008                                              473,204
          1,335,000 Household Finance Corp. sr. unsub. 5 7/8s, 2009                                       1,154,481
                                                                                                   ----------------
                                                                                                          7,610,929

Consumer Services (--%)
-------------------------------------------------------------------------------------------------------------------
            233,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                         239,408

Electric Utilities (1.5%)
-------------------------------------------------------------------------------------------------------------------
          1,005,000 Arizona Public Service Co. sr. notes 6 3/4s, 2006                                       924,148
            960,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                      952,228
            380,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         359,100
          1,555,000 DPL, Inc. 144A sr. notes 8 1/4s, 2007                                                 1,553,601
            475,000 Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                               452,993
             27,502 Northeast Utilities System notes Ser. A, 8.58s, 2006                                     27,444
            446,133 Northeast Utilities System notes Ser. B, 8.38s, 2005                                    442,422
          1,287,000 Public Service Co. of New Mexico deb. 10 1/4s, 2012                                   1,383,551
          1,685,000 Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                               1,697,570
          1,300,000 Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                1,227,148
          1,685,000 TXU Electrical Capital company guaranty 8.175s, 2037                                  1,526,374
            130,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                127,400
                                                                                                   ----------------
                                                                                                         10,673,979

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
            370,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              375,550
            300,000 Petro Geo-Services notes 7 1/2s, 2007 ADR (Norway)                                      284,067
          1,505,000 Petro Geo-Services sr. notes 7 1/8s, 2028 (Norway)                                    1,249,797
            290,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                   284,200
             90,000 RBF Finance Co. company guaranty 11 3/8s, 2009                                           96,300
            200,000 RBF Finance Co. company guaranty 11s, 2006                                              212,000
                                                                                                   ----------------
                                                                                                          2,501,914

Entertainment (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                    80,400
            100,000 SFX Entertainment, Inc. 144A company guaranty Ser. B,
                    9 1/8s, 2008                                                                            100,000
            190,000 United Artists Theatre sr. sub. notes 9 3/4s, 2008 (In default) (NON)                     3,800
            775,000 Walt Disney Co. med. term notes 5.62s, 2008                                             678,102
                                                                                                   ----------------
                                                                                                            862,302

Financial (3.2%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Advanta Corp. notes Ser. C, 7.47s, 2001                                                 384,672
             40,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                           37,758
            295,000 Advanta Corp. notes Ser. C, 6.94s, 2001                                                 283,643
            150,000 Advanta Corp. notes Ser. D, 6.925s, 2002                                                139,736
            140,000 Advanta Corp. med-term notes Ser. D, 6.92s, 2002                                        130,409
            605,000 American General Institute 144A company guaranty
                    8 1/8s, 2046                                                                            565,276
          1,260,000 AT&T Capital Corp. med. term notes 6.6s, 2005                                         1,202,330
            270,000 Conseco Financial Corp. sr. sub. notes 10 1/4s, 2002                                    162,000
          1,570,000 Conseco Financing Trust II company guaranty 8.7s, 2026                                  549,500
            775,000 Conseco, Inc. med-term notes 6 1/2s, 2002                                               480,500
          1,895,000 Executive Risk Capital Trust company guaranty Ser. B,
                    8.675s, 2027                                                                          1,768,395
            140,000 Fremont General Corp. sr. notes Ser. B, 7.7s, 2004                                      121,517
          1,440,000 Goldman Sachs Group, Inc. (The) notes Ser. B, 7.35s, 2009                             1,375,934
            520,000 Hartford Life, Inc. deb. 7.65s, 2027                                                    488,462
          1,855,000 Heller Financial, Inc. 144A notes 7 3/8s, 2009                                        1,752,752
          1,030,000 Liberty Mutual Insurance 144A notes 7.697s, 2097                                        765,393
          1,015,000 Markel Capital Trust I company guaranty Ser. B, 8.71s, 2046                             762,864
            785,000 Money Store, Inc. notes 8.05s, 2002                                                     790,409
          1,035,000 Newcourt Credit Group, Inc. company guaranty Ser. A,
                    7 1/8s, 2003                                                                          1,019,020
            980,000 Newcourt Credit Group, Inc. company guarantee 6 7/8s, 2005                              942,623
            875,000 Presidential Life Corp. sr. notes 7 7/8s, 2009                                          761,250
          1,445,000 Principal Financial Group 144A notes 7.95s, 2004 (Australia)                          1,433,339
          2,730,000 Provident Companies, Inc. bonds 7.405s, 2038                                          2,078,049
            760,000 Safeco Capital Trust I company guaranty 8.072s, 2037                                    625,845
          1,965,000 Sun Life Canada Capital Trust 144A company guaranty,
                    8.526s, 2049                                                                          1,746,099
          1,955,000 Tig Capital Trust I 144A bonds 8.597s, 2027                                           1,809,587
          1,235,000 Trenwick Capital Trust I company guaranty 8.82s, 2037                                   942,774
                                                                                                   ----------------
                                                                                                         23,120,136

Gaming & Lottery (0.2%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Hollywood Park, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                110,000
             50,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                               50,000
            330,000 International Game Technology 144A sr. notes 8 3/8s, 2009                               302,775
            170,000 International Game Technology sr. notes 7 7/8s, 2004                                    160,650
             20,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                 19,000
            410,000 Mohegan Tribal Gaming, Auth. sr. notes 8 1/8s, 2006                                     385,400
            580,000 Park Place Entertainment 144A sr. sub. notes 9 3/8s, 2007                               574,200
            130,000 Park Place Entertainment sr. notes 8 1/2s, 2006                                         126,248
                                                                                                   ----------------
                                                                                                          1,728,273

Health Care (0.3%)
-------------------------------------------------------------------------------------------------------------------
             55,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                               44,000
            140,000 Columbia/HCA Healthcare Corp. med. term notes 9s, 2014                                  134,750
             30,000 Columbia/HCA Healthcare Corp. med. term notes 6.63s, 2045                                28,305
             40,000 Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                                31,150
            650,000 Omega Healthcare Investors, Inc. notes 6.95s, 2007 (R)                                  390,000
            860,000 Omega Healthcare Investors, Inc. notes 6.95s, 2002 (R)                                  602,000
            150,000 Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                      143,250
          1,020,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                   948,600
                                                                                                   ----------------
                                                                                                          2,322,055

Homebuilding (--%)
-------------------------------------------------------------------------------------------------------------------
            100,000 D.R. Horton, Inc. company guaranty 8s, 2009                                              85,250
            180,000 Lennar Corp. 144A sr. notes 9.95s, 2010                                                 166,163
                                                                                                   ----------------
                                                                                                            251,413

Household Furniture & Appliances (--%)
-------------------------------------------------------------------------------------------------------------------
             90,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                             71,325

Industrial (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,950,000 Union Oil Company of California company guaranty
                    7 1/2s, 2029                                                                          1,778,186

Investment Banking/Brokerage (0.4%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Bear Stearns & Co., Inc. sr. unsecd. notes 7 5/8s, 2009                                 477,270
          1,045,000 Countrywide Home Loan Corp. company guaranty
                    6.935s, 2007                                                                            972,874
          1,605,000 Paine Webber Group, Inc. sr. med. term notes 6.52s, 2005                              1,492,650
                                                                                                   ----------------
                                                                                                          2,942,794

Insurance (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,225,000 AFLAC, Inc. sr. notes 6 1/2s, 2009                                                    1,092,467

Lodging/Tourism (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,300,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            1,124,500
             60,000 ITT Corp. notes 6 3/4s, 2005                                                             53,347
             60,000 Starwood Hotels & Resorts notes 6 3/4s, 2003                                             55,737
                                                                                                   ----------------
                                                                                                          1,233,584

Manufacturing (--%)
-------------------------------------------------------------------------------------------------------------------
             95,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                     27,550
             60,000 Day International Group, Inc. company guaranty 9 1/2s, 2008                              51,600
             90,000 Flextronics International, Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                      85,500
                                                                                                   ----------------
                                                                                                            164,650

Media (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,785,000 TCI Communications, Inc deb. 8 3/4s, 2015                                             3,015,375
          2,385,000 Time Warner Entertainment sr. notes 8 3/8s, 2033                                      2,429,123
                                                                                                   ----------------
                                                                                                          5,444,498

Medical Services (--%)
-------------------------------------------------------------------------------------------------------------------
             75,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/2s, 2007
                    (In default) (NON)                                                                        1,500
             50,000 Integrated Health Services, Inc. sr. sub. notes Ser. A, 9 1/4s, 2008
                    (In default) (NON)                                                                        1,000
             50,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    stepped-coupon Ser. B, zero % (10 1/2s, 11/1/02),
                    2007 (In default) (STP) (NON)                                                               250
            180,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                             900
            220,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007                                             11,000
                                                                                                   ----------------
                                                                                                             14,650

Metals (0.2%)
-------------------------------------------------------------------------------------------------------------------
            150,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   147,000
          1,055,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            960,050
             24,000 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                      10,800
             60,000 California Steel Industries sr. notes Ser. B, 8 1/2s, 2009                               56,700
            220,000 LTV Corp. sr. notes 11 3/4s, 2009                                                       219,450
            295,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     295,000
                                                                                                   ----------------
                                                                                                          1,689,000

Oil & Gas (1.1%)
-------------------------------------------------------------------------------------------------------------------
          1,370,000 Amerada Hess Corp. bonds 7 7/8s, 2029                                                 1,283,649
          1,270,000 Coastal Corp. bonds 6.95s, 2028                                                       1,077,849
            658,944 Express Pipeline, Ltd. 144A sub. notes Ser. B,
                    7.39s, 2019 (Canada)                                                                    553,355
             30,000 Gulf Canada Resources, Ltd. sr. sub. deb.
                    9 1/4s, 2004 (Canada)                                                                    29,903
             40,000 Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                               38,900
          1,550,000 KN Capital Trust III company guaranty 7.63s, 2028                                     1,195,360
            880,000 Maritime & NE Pipeline 144A sec. notes 7.7s, 2019 (Canada)                              818,752
             60,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                 59,100
             90,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                 86,175
            880,000 Osprey Trust 144A sec. notes 8.31s, 2003                                                872,608
             70,000 Parker and Parsley, Inc. sr. notes 8 1/4s, 2007                                          66,431
             70,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                              70,788
            540,000 Port Arthur Finance Corp. 144A sec. notes 12 1/2s, 2009                                 521,100
            930,000 Sonat, Inc. notes 7 5/8s, 2011                                                          857,246
            405,000 Union Pacific Resources Group, Inc. notes 7.3s, 2009                                    376,589
                                                                                                   ----------------
                                                                                                          7,907,805

Paper & Forest Products (0.5%)
-------------------------------------------------------------------------------------------------------------------
          1,730,000 Abitibi-Consolidated, Inc. deb. 8 1/2s, 2029                                          1,622,619
             10,000 Boise Cascade Co. med. term notes Ser. A, 7.43s, 2005                                     9,484
            960,000 Georgia Pacific Corp. bonds 7 3/4s, 2029                                                872,304
            410,000 Norampac, Inc. sr. notes 9 1/2s, 2008 (Canada)                                          402,825
            160,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               151,238
             60,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                       58,650
            370,000 Tembec Industries, Inc. company guaranty 8 5/8s, 2009
                    (Canada)                                                                                364,450
                                                                                                   ----------------
                                                                                                          3,481,570

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------------------------------------------
            150,000 ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                   142,875
            400,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   370,000
                                                                                                   ----------------
                                                                                                            512,875

Power Producers (--%)
-------------------------------------------------------------------------------------------------------------------
             60,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     56,700
            130,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                    121,550
             35,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                      37,635
                                                                                                   ----------------
                                                                                                            215,885

Publishing (--%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                       123,550

Railroads (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,270,000 Burlington Northern Santa Fe notes 6 3/8s, 2005                                       1,177,722
            960,000 CSX Corp. deb. 7.95s, 2027                                                              912,758
                                                                                                   ----------------
                                                                                                          2,090,480

Real Estate (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,005,000 Avalon Properties, Inc. notes 6 7/8s, 2007 (R)                                          924,007
            595,000 EOP Operating L.P. notes 6.8s, 2009 (R)                                                 529,187
            490,000 EOP Operating L.P. notes 6 3/8s, 2002 (R)                                               477,495
            710,000 Tanger Properties, Ltd. partnership gtd. notes 8 3/4s, 2001 (R)                         701,161
                                                                                                   ----------------
                                                                                                          2,631,850

Regional Bells (0.1%)
-------------------------------------------------------------------------------------------------------------------
            780,000 GTE Corp. deb. 6.46s, 2008                                                              715,393

Restaurants (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,080,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,008,148

Retail (0.7%)
-------------------------------------------------------------------------------------------------------------------
            975,000 Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                989,723
          1,090,000 K mart Corp. notes 8 3/8s, 2004                                                       1,042,847
             60,000 K mart Corp. med. term notes 7.55s, 2004                                                 56,172
          1,005,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                907,013
          1,340,000 Sears Roebuck Acceptance Corp. notes 6 7/8s, 2017                                     1,154,316
          1,010,000 Sears Roebuck Acceptance Corp. notes 6 1/2s, 2028                                       793,618
            270,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  236,250
            115,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                95,594
                                                                                                   ----------------
                                                                                                          5,275,533

Semiconductor (0.1%)
-------------------------------------------------------------------------------------------------------------------
            360,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2006                                           352,800

Shipping (--%)
-------------------------------------------------------------------------------------------------------------------
             35,000 Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003 (Greece)                        32,113
            260,000 International Shipholding Corp. sr. notes 7 3/4s, 2007                                  223,600
                                                                                                   ----------------
                                                                                                            255,713

Software (--%)
-------------------------------------------------------------------------------------------------------------------
             40,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                      2,000

Technology Services (--%)
-------------------------------------------------------------------------------------------------------------------
             30,000 DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                        30,300
             50,000 Verio, Inc. sr. notes 11 1/4s, 2008                                                      49,875
                                                                                                   ----------------
                                                                                                             80,175

Telecommunications (1.4%)
-------------------------------------------------------------------------------------------------------------------
             20,000 Exodus Communications, Inc. sr. notes 11 1/4s, 2008                                      20,250
            170,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                        151,300
            270,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008                            264,600
          1,370,000 Global Crossing Holdings, Ltd. 144A sr. notes 9 1/2s, 2009                            1,335,750
            150,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              143,625
          1,172,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    1,110,470
            905,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                         893,688
            200,000 Primus Telecomunications Group, Inc. sr. notes 12 3/4s, 2009                            200,000
            730,000 Sprint Capital Corp. company guaranty 6.9s, 2019                                        654,197
            405,000 Sprint Capital Corp. company guaranty 6 7/8s, 2028                                      353,699
          2,040,000 Sprint Capital Corp. company guaranty 6 1/8s, 2008                                    1,808,807
          1,085,000 Sprint Capital Corp. company guaranty 5.7s, 2003                                      1,019,314
            725,000 U S West, Inc. notes 5 5/8s, 2008                                                       620,709
            116,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                    102,080
          1,315,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                           1,324,863
                                                                                                   ----------------
                                                                                                         10,003,352

Telephone (0.1%)
-------------------------------------------------------------------------------------------------------------------
            535,000 Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                    12 1/4s, 2004                                                                           557,738
            640,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                            323,200
             90,000 Logix Communications Enterprises sr. notes 12 1/4s, 2008                                 37,800
            100,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                       90,000
                                                                                                   ----------------
                                                                                                          1,008,738

Textiles (--%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                         43,000
            130,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           130,650
             50,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004                                              25,000
                                                                                                   ----------------
                                                                                                            198,650

Tobacco (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,630,000 Imperial Tobacco BV company guaranty 7 1/8s, 2009
                    (Netherlands)                                                                         1,424,327
            600,000 Philip Morris Cos., Inc. notes 7 1/8s, 2004                                             551,502
                                                                                                   ----------------
                                                                                                          1,975,829

Transportation (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,622,611 Federal Express Corp. pass-through certificates Ser. 1998-1A,
                    6.72s, 2022                                                                           1,481,717
          1,420,000 Hertz Corp. sr. notes 6 1/2s, 2006                                                    1,317,504
                                                                                                   ----------------
                                                                                                          2,799,221

Transportation Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            465,000 Canadian Pacific, Ltd. deb. 9.45s, 2021 (Canada)                                        502,684

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            895,603 Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                            884,677

Waste Management (0.2%)
-------------------------------------------------------------------------------------------------------------------
            450,000 Allied Waste Industries, Inc. company guaranty Ser. B,
                    7 7/8s, 2009                                                                            337,500
          1,100,000 Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                        682,000
             70,000 Waste Management, Inc. company guaranty 6 7/8s, 2009                                     56,890
                                                                                                   ----------------
                                                                                                          1,076,390

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            950,000 Azurix Corp. 144A notes 10 3/8s, 2007                                                   954,750
                                                                                                   ----------------
                    Total Corporate Bonds and Notes (cost $183,087,267)                            $    166,422,866

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (14.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE

U.S. Government Agency Mortgage Obligations (12.7%)
-------------------------------------------------------------------------------------------------------------------
                    Federal Home Loan Mortgage Corporation
     $    7,487,522 6s, March 1, 2029                                                              $      6,783,171
          4,695,263 5 1/2s, with due dates from March 1, 2011 to April 1, 2011                            4,303,490
                    Federal National Mortgage Association
                    Pass-Through Certificates
          1,464,697 8s, with due dates from February 1, 2027 to
                    November 1, 2029                                                                      1,462,398
         14,504,231 7 1/2s, with due dates from April 1, 2030 to
                    May 1, 2030                                                                          14,192,784
          7,083,237 7s, with due dates from March 1, 2007 to
                    February 1, 2030                                                                      6,794,172
          6,968,708 6 1/2s, with due dates from August 15, 2004 to
                    September 1, 2010                                                                     6,771,254
         22,458,253 6s, with due dates from May 1, 2029 to
                    September 1, 2029                                                                    20,325,512
                    Government National Mortgage Association
                    Pass-Through Certificates
          1,429,131 8 1/2s, with due dates from October 15, 2017 to
                    November 15, 2017                                                                     1,458,069
         15,188,559 8s, with due dates from January 15, 2022 to
                    December 15, 2027                                                                    15,217,264
         13,354,402 7s, with due dates from April 15, 2023 to
                    December 15, 2028                                                                    12,868,790
          2,244,127 6 1/2s, with due dates from September 15, 2024 to
                    May 15, 2029                                                                          2,101,758
                                                                                                   ----------------
                                                                                                         92,278,662

U.S. Treasury Obligations (2.1%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
            925,000 6 1/2s, November 15, 2026                                                               958,679
          4,325,000 6 1/8s, November 15, 2027                                                             4,279,025
                    U.S. Treasury Notes
            920,000 6 1/2s, February 15, 2010                                                               938,253
          1,545,000 6 3/8s, January 31, 2002                                                              1,536,070
          7,550,000 6 1/8s, December 31, 2001 (SEG)                                                       7,480,389
            320,000 5 7/8s, November 30, 2001 (SEG)                                                         316,051
                                                                                                   ----------------
                                                                                                         15,508,467
                                                                                                   ----------------
                    Total U.S. Government and Agency Obligations
                    (cost $109,282,294)                                                            $    107,787,129

COLLATERALIZED MORTGAGE OBLIGATIONS (3.8%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   15,745,031 Commercial Mortgage Asset Trust Ser. 99-C1, Class X,
                    Interest Only (IO), 1.156s, 2020                                               $        979,759
            260,000 CS First Boston Mortgage Securities Corp. Ser. 99-C1,
                    Class F, 8.18s, 2009                                                                    243,100
          1,499,722 DLJ Commercial Mortgage Corp. Ser. 98-CG1, Class A1A,
                    6.11s, 2007                                                                           1,422,861
                    Fannie Mae Strip
          1,575,397 Ser. 241, Class 2, IO, 8 1/2s, 2023                                                     445,050
          2,557,562 Ser. 203, Class 2, IO, 8s, 2023                                                         775,657
            857,175 Ser. 217, Class 2, IO, 8s, 2023                                                         253,938
          2,891,607 Ser. 251, Class 2, IO, 8s, 2023                                                         876,966
            306,956 Ser. 176, Class 2, IO, 8s, 2022                                                          90,936
          4,670,898 Ser. 252, Class 2, IO, 7.55s, 2023                                                    1,447,978
          1,650,090 Ser. 276, Class 2, IO, 6 1/2s, 2024                                                     495,543
             63,297 Ser. 302, Class 2, IO, 6s, 2029                                                          20,393
          1,544,781 Ser. 304, Class 2, IO, 6s, 2028                                                         447,021
          2,919,934 Ser. 97-92, Class SM, IO, 2.944s, 2022                                                  230,857
                    Freddie Mac
          1,107,905 Ser. 147 Class IO, 8s, 2023                                                             335,141
          1,735,000 Ser. 2028, Class SG, IO, 6.66s, 2023                                                    793,763
            880,356 Ser. 2182, Class EC, Principal Only (PO), zero %, 2025                                  648,822
            740,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                            679,261
                    General Growth Properties-Homart
            225,000 Ser. 99-C1, Class F, 7.839s, 2003                                                       225,563
            195,000 Ser. 99-C1, Class G, 8.089s, 2003                                                       195,488
            993,000 General Growth Properties-Ivanhoe Ser. 99-C1, Class F, 2004                             995,483
                    Government National Mortgage Association
          3,232,500 Ser. 00-17, Class SB, 13.2s, 2026                                                     3,043,399
         12,488,210 Ser. 98-2 Class SA, IO, 2.37s, 2028                                                     710,267
          3,000,840 Ser. 99-46, Ser. SQ, IO, 2.32s, 2027                                                    155,669
                    Housing Securities, Inc.
            172,601 Ser. 91-B, Class B6, 9s, 2006                                                           171,631
            392,905 Ser. 93-F, Class F9M2, 7s, 2023                                                         368,717
            116,845 Ser. 94-1, Class AB1, 6 1/2s, 2009                                                       93,038
            515,000 LB Commercial Conduit Mortgage Trust Ser. 99-C2, Class B,
                    7.425s, 2009                                                                            500,113
                    Merrill Lynch Mortgage Investors, Inc.
            520,000 Ser. 96-C2, Class E, 6.96s, 2028                                                        440,781
          1,348,585 Ser. 98-C2, Class A1, 6.22s, 2030                                                     1,293,167
          8,637,776 Ser. 98-C2, Class IO, 1.573s, 2030                                                      595,197
            519,164 Morgan Stanley Capital I Ser. 98-HF1, Class A1, 6.19s, 2007                             496,207
                    Mortgage Capital Funding, Inc.
            719,621 Ser. 98-MC1, Class A1, 6.417s, 2007                                                     690,949
          2,820,983 Ser. 97-MC2, Class X, IO, 0.856s, 2012                                                  185,127
                    Morgan Stanley Dean Witter Capital
            260,000 Ser. 00-LIFE, Class B, 7.638s, 2010                                                     256,953
          3,635,000 Ser. 00-LIFE, Class A2, 7.57s, 2009                                                   3,598,082
            475,026 Prudential Home Mortgage Securities Ser. 92-25, Class B3,
                    8s, 2022                                                                                449,196
            155,021 Prudential Home Mortgage Securities 144A Ser. 94-31,
                    Class B3, 8s, 2009                                                                      148,166
            975,000 Residential Asset Securitization Trust Ser. 98-A12, Class A14,
                    8s, 2028                                                                                973,172
          1,582,616 TIAA Retail Commercial Mortgage Trust Ser. 99-1, Class A,
                    7.17s, 2032                                                                           1,545,771
                                                                                                   ----------------
                    Total Collateralized Mortgage Obligations
                    (cost $27,465,160)                                                             $     27,319,182

CONVERTIBLE BONDS AND NOTES (2.6%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $       68,000 ADT Operations, Inc. cv. sub. notes zero %, 2010                               $        170,170
             84,000 Advanced Energy Industries, Inc. cv. sub. notes 5 1/4s, 2006                            128,415
             96,000 Aether Systems, Inc. cv. sub. notes 6s, 2005                                             89,760
             30,000 Affymetrix, Inc. 144A cv. sub. notes 4 3/4s, 2007                                        21,000
             55,000 Alexion Pharmaceuticals, Inc. 144A cv. sub. notes 5 3/4s, 2007                           32,106
             60,000 Alkermes, Inc. 144A cv. sub. notes 3 3/4s, 2007                                          35,025
            285,000 Alza Corp. cv. sub. LYON (Lyon Yield Option Note)
                    zero %, 2014                                                                            168,863
             12,000 America Online, Inc. cv. sub. notes 4s, 2002                                            110,130
            180,000 America Online, Inc. cv. sub. notes zero %, 2019                                         94,050
             41,000 American Tower Corp. cv. notes 6 1/4s, 2009                                              80,791
             28,000 American Tower Corp. 144A cv. bonds 6 1/4s, 2009                                         56,385
            110,000 American Tower Corp. 144A cv. notes 5s, 2010                                            114,400
            100,000 Amkor Technology, Inc. 144A cv. sub. notes 5s, 2007                                     122,375
            270,000 Anadarko Petroleum Corp. cv. sub. notes zero %, 2020                                    157,613
             39,000 Ann Taylor Stores Corp. 144A cv. company guaranty
                    0.55s, 2019                                                                              16,136
             52,000 Ann Taylor Stores Corp. cv. company guaranty 0.55s, 2019                                 21,515
            104,000 ASM Lithography Holdings 144A cv. bonds 4 1/4s, 2004
                    (Netherlands)                                                                           127,660
             94,000 Aspen Technology, Inc. cv. sub. deb. 5 1/4s, 2005                                        85,423
            169,000 Athena Neurosciences, Inc. cv. notes 4 3/4s, 2004                                       219,278
             98,000 Automatic Data Processing cv. deb. zero %, 2012                                         136,710
             28,000 Aviron cv. sub. notes 5 3/4s, 2005                                                       24,920
             37,000 BEA Systems, Inc. 144A cv. sub. notes 4s, 2006                                           56,795
             23,000 BEA Systems, Inc. cv. sub. notes 4s, 2005                                               167,900
             32,000 Benchmark Electronics, Inc. 144A cv. sub. notes 6s, 2006                                 36,280
             61,000 Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                         163,023
             50,000 Burr-Brown Corp. 144A cv. sub. notes 4 1/4s, 2007                                        65,000
            258,000 Cedant Corp. cv. sub. notes 3s, 2002                                                    236,393
            232,000 Centocor, Inc. cv. sub. deb. 4 3/4s, 2005                                               288,260
             38,000 CheckFree Holdings Corp. 144A cv. sub. notes 6 1/2s, 2006                                35,578
             79,000 Citrix Systems, Inc. cv. sub. deb. zero %, 2019                                          69,915
            310,000 Clear Channel Communications, Inc. cv. sr. notes 1 1/2s, 2002                           294,888
             16,000 CNET Networks, Inc. cv. sub. notes 5s, 2006                                              17,120
            119,000 Commscope, Inc. 144A cv. sub. notes 4s, 2006                                            146,221
             37,000 Comverse Technology, Inc. cv. sub. deb. 4 1/2s, 2005                                    154,059
             74,000 Conexant Systems, Inc. cv. sub. notes 4 1/4s, 2006                                      197,210
            100,000 Conexant Systems, Inc. 144A cv. sub. notes 4s, 2007                                      84,625
             54,000 Cor Therapeutics, Inc. 144A cv. notes 5s, 2007                                           67,433
            160,000 Corecomm, Ltd. 144A cv. sub. notes 6s, 2006                                             205,200
            212,000 Costco Cos, Inc. cv. sub. notes zero %, 2017                                            264,205
            250,000 Cox Communications, Inc. cv. sub. deb. 5s, 2020                                         124,375
             67,000 Credence Systems Corp. cv. sub. notes 5 1/4s, 2002                                      140,700
             19,000 Critical Path, Inc. 144A cv. bonds 5 3/4s, 2005                                          15,853
            140,000 Cypress Semiconductor Corp. cv. sub. notes 4s, 2005                                     182,875
            325,000 Devon Energy Corp. cv. deb. 4.95s, 2008                                                 314,031
            170,000 Diamond Offshore Drilling, Inc. cv. sub. notes 3 3/4s, 2007                             194,438
            100,000 Digital Island, Inc. cv. bonds 6s, 2005                                                  61,750
             14,000 Doubleclick, Inc. 144A cv. sub. notes 4 3/4s, 2006                                       26,898
             15,000 E(a)Trade Group, Inc. 144A cv. sub. notes, 6s, 2007                                      16,181
             37,000 EarthWeb, Inc. 144A cv. sub. notes 7s, 2005                                              22,015
            260,000 Echostar Communications Corp. 144A cv. sub. notes
                    4 7/8s, 2007                                                                            393,250
            101,000 Efficient Networks, Inc. 144A cv. sub. notes 5s, 2005                                    67,291
             23,000 Genzyme Corp. cv. sub. notes 5 1/4s, 2005                                                31,223
            110,000 Getty Images, Inc. 144A cv. sub. notes 5s, 2007                                          79,063
             27,000 Getty Images, Inc. cv. sub. notes 4 3/4s, 2003                                           31,354
             72,000 Gilat Satellite Networks, Ltd. cv. 6 1/2s, 2004 (Israel)                                148,680
            109,000 HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                             85,565
            228,000 Hewlett-Packard Co. cv. sub. notes zero %, 2017                                         173,280
            130,000 Human Genome Sciences, Inc. 144A cv. sub. notes 3 3/4s, 2007                             76,538
             63,000 I2 Technologies, Inc. 144A cv. sub. notes 5 1/4s, 2006                                  117,574
             74,000 iBasis, Inc. cv. sub. notes 5 3/4s, 2005                                                 39,960
             24,000 IDEC Pharmaceuticals Corp. cv. sub. notes zero %, 2019                                   20,790
             31,000 Imclone Systems, Inc 144A cv. sub. notes 5 1/2s, 2005                                    29,760
            200,000 Inco, Ltd. cv. deb. 5 3/4s, 2004 (Canada)                                               179,250
             35,000 Inhale Therapeutic Systems 144A cv. sub. notes 5s, 2007                                  32,113
            133,000 Integrated Device Technology, Inc. cv. sub. notes 5 1/2s, 2002                          223,440
            150,000 Integrated Process Equipment Corp. 144A cv. sub. notes
                    6 1/4s, 2004                                                                            113,625
             20,000 Interliant, Inc. 144A cv. sub. notes 7s, 2005                                            11,800
            127,000 Internet Capital Group, Inc. cv. sub. notes 5 1/2s, 2004                                 81,756
            172,000 Interpublic Group Cos. cv. sub. notes 1.8s, 2004                                        194,575
            130,000 Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                           64,025
             40,000 Invitrogen Corp. 144A cv. sub. notes 5 1/2s, 2007                                        35,550
            200,000 Juniper Networks, Inc. cv. sub. notes 4 3/4s, 2007                                      182,250
             93,000 Kellstrom Industries, Inc. cv. sub. notes 5 1/2s, 2003                                   45,919
            102,000 Kent Electronics Corp. cv. sub. notes 4 1/2s, 2004                                       90,143
             54,000 Kerr-McGee Corp. cv. sub. deb. 5 1/4s, 2010                                              58,253
             98,000 Kulicke & Soffa Industries, Inc. 144A cv. sub. notes 4 3/4s, 2006                       179,340
             34,000 Lam Research Corp. cv. sub. notes 5s, 2002                                               55,165
            130,000 Lennar Corp. cv. deb. zero %, 2018                                                       51,025
             25,000 Level One Communications, Inc. cv. sub. notes 4s, 2004                                  102,469
            170,000 Liberty Media Corp. 144A cv. deb. 4s, 2029                                              221,213
            192,000 Liberty Media Corp. 144A cv. deb. 3 3/4s, 2030                                          191,520
            150,000 Loews Corp. cv. sub. notes 3 1/8s, 2007                                                 131,813
            170,000 Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                        79,900
             37,000 LSI Logic Corp. 144A cv. sub. notes 4 1/4s, 2004                                        147,075
             25,000 LSI Logic Corp. cv. sub. notes 4 1/4s, 2004                                              99,375
            200,000 Magna International cv. sub. deb. 5s, 2002                                              201,500
            150,000 Malan Realty Investors cv. sub. notes 9 1/2s, 2004                                      131,625
             56,000 Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                        61,600
            250,000 MIDCOM Communications, Inc. 144A cv. sub. deb. 8 1/4s, 2003
                    (In default)                                                                              5,000
             63,000 Millennium Pharmaceuticals, Inc. 144A cv. sub. notes
                    5 1/2s, 2015                                                                             67,253
             39,000 Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                           52,406
            183,000 Mutual Risk Management cv. sub. deb. zero %, 2015                                        80,291
            151,000 National Data Corp. cv. sub. notes 5s, 2003                                             127,406
            678,000 Network Associates, Inc. cv. sub deb. zero %, 2018                                      237,300
            230,000 News America Holdings, Inc. cv. LYON zero %, 2013                                       240,782
             51,000 Nexstar Pharmaceuticals, Inc. cv. sub. deb. 6 1/4s, 2004                                 66,619
            120,000 Nextel Communications, Inc. 144A cv. sr. notes 5 1/4s, 2010                             116,400
            128,000 Nextel Communications, Inc. 144A cv. sr. notes 4 3/4s, 2007                             307,200
             31,000 Nextel Communications, Inc. cv. sr. notes 4 3/4s, 2007                                   74,400
             21,000 Oak Industries, Inc. cv. sub. notes 4 7/8s, 2008                                         89,618
            427,000 Office Depot, Inc. cv. LYON zero %, 2007                                                280,219
            250,000 Offshore Logistics, Inc. cv. sub. notes 6s, 2003                                        210,625
            134,000 Omnicare, Inc. cv. bonds 5s, 2007                                                       105,023
            202,000 Omnicom Group Inc. cv. sub. deb. 2 1/4s, 2013                                           379,508
            229,000 Park Electrochemical Corp. cv. sub. notes 5 1/2s, 2006                                  195,223
            150,000 Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                         108,938
            110,000 Personnel Group of America, Inc. cv. sub. notes 5 3/4s, 2004                             70,813
             58,000 Photronics, Inc. cv. sub. notes 6s, 2004                                                 71,993
             52,000 Protein Design Labs, Inc. 144A cv. sub. notes 5 1/2s, 2007                               42,185
            200,000 Quanex Corp. cv. sub. deb. 6.88s, 2007                                                  174,500
            215,000 Quantum Corp. cv. sub. 7s, 2004                                                         169,850
            167,000 Rational Software Corp. 144A cv. sub. notes 5s, 2007                                    223,780
            103,000 Redback Networks Inc. 144A cv. sub. notes 5s, 2007                                       72,680
            379,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                              147,336
            403,000 Roche Holdings, Inc. 144A cv. bonds zero %, 2015 (Switzerland)                          301,243
            182,000 Roche Holdings, Inc. 144A cv. unsub. LYON zero %, 2010
                    (Switzerland)                                                                            99,873
            600,000 Rogers Communications cv. deb. 2s, 2005                                                 538,500
             84,000 Safeguard Scientifics, Inc. 144A cv. sub. notes 5s, 2006                                153,825
              5,000 Sandoz Capital BVI, Ltd. 144A cv. company guaranty 2s, 2002
                    (Switzerland)                                                                             6,713
             60,000 Sanmina Corp. 144A cv. sub. notes 4 1/4s, 2004                                           88,800
            180,000 Scandinavian Broadcasting System SA cv. sub. notes 7s, 2004
                    (Luxembourg)                                                                            346,725
            200,000 SCI Systems, Inc. cv. sub. 3s, 2007                                                     230,500
            113,000 Seacor Holdings, Inc. cv. sub. notes 5.38s, 2006                                        117,096
             83,000 Semtech Corp. 144A cv. sub. notes 4 1/2s, 2007                                           81,029
             73,000 Sepracor, Inc. cv. sub. deb. 7s, 2005                                                   114,793
             11,000 Sepracor, Inc. cv. sub. deb. 6 1/4s, 2005                                                43,038
             40,000 Siebel Systems, Inc. 144A cv. sub. notes 5 1/2s, 2006                                   109,900
             12,000 Siebel Systems, Inc. cv. sub. notes 5 1/2s, 2006                                         32,970
            250,000 Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                             247,500
            142,000 Solectron Corp. 144A cv. notes zero %, 2019                                             108,453
             44,000 SPACEHAB, Inc. 144A cv. sub. notes 8s, 2007                                              32,340
            230,000 Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007                                    107,238
            138,000 Standard Motor Products, Inc. cv. sub. deb. 6 3/4s, 2009                                 85,905
            520,000 Sunbeam Corp. 144A cv. sr. sub. notes zero %, 2018                                       87,100
            250,000 Swift Energy Co. cv. sub. notes 6 1/4s, 2006                                            230,000
            360,000 System Software Associates, Inc. cv. sub. notes 7s, 2002                                 79,650
            110,000 Tenet Health Care Corp. cv. sub. notes 6s, 2005                                          88,550
            111,000 Thermo Electron Corp. 144A cv. sub. deb. 4 1/4s, 2003                                   100,871
             84,000 Thermo Instrument Systems, Inc. 144A cv. deb. 4 1/2s, 2003                               77,175
             90,000 Thermo Instrument Systems, Inc. cv. company guaranty
                    Ser. RG, 4s, 2005                                                                        77,288
             32,000 Thermo Optek Corp. 144A cv. bonds 5s, 2000                                               34,040
            155,000 Thermo Terratech, Inc. 144A cv. sub. deb. 4 5/8s, 2003                                  138,338
            127,000 Times Mirror Co. cv. sub. notes zero %, 2017                                             75,724
            225,000 Tower Automotive, Inc. cv. sub. notes 5s, 2004                                          190,969
            120,000 TriQuint Semiconductor, Inc. 144A cv. sub. notes 4s, 2007                               112,800
             51,000 Vantive Corp. (The) cv. sub. notes 4 3/4s, 2002                                          43,860
            150,000 Veritas Software Corp. cv. disc. notes 1.856s, 2006                                     451,688
             13,000 VerticalNet, Inc. 144A cv. sub. 5 1/4s, 2004                                             36,985
             13,000 VerticalNet, Inc. cv. sub. deb. 5 1/4s, 2004                                             36,985
            160,000 Vitesse Semiconductor Corp. 144A cv. sub. deb. 4s, 2005                                 138,800
            122,000 Waste Management, Inc. cv. sub. notes 4s, 2002                                          108,410
            100,000 Whole Foods Market, Inc. cv. sub. deb. zero %, 2018                                      34,375
             24,000 Wind River Systems, Inc. cv. sub. notes 5s, 2002                                         33,000
            123,000 Young & Rubicam, Inc. 144A cv. sub. notes 3s, 2005                                      121,001
                                                                                                   ----------------
                    Total Convertible Bonds and Notes (cost $18,189,351)                           $     18,783,991

CONVERTIBLE PREFERRED STOCKS (1.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                577 Adelphia Communications Corp. Ser. D, 5.50% cv. cum. pfd.                      $         89,074
              2,869 AES Trust II $3.375 cv. pfd.                                                            206,209
                638 Alkermes, Inc. $3.25s, cv. cum. pfd.                                                     57,181
              4,200 Alliant Energy 144A 7.25% cv. pfd.                                                      320,250
              5,865 American General Delaware Corp. $3.00 cv. cum. pfd.                                     403,952
                786 American Heritage Life Investment Corp. $4.25 cv. cum. pfd.                              65,533
              4,023 Apache Corp. $2.015 cv. pfd.                                                            169,972
              1,088 Biovail Corp. $3.375 cv. pfd.                                                            51,136
              2,692 Calpine Capital Trust II 144A $2.75 cv. cum. pfd.                                       144,695
              1,036 Canadian National Railway Co. $2.625 cv. pfd. (Canada)                                   44,937
              5,200 Carriage Services, Inc. 144A $3.50 cv. cum. pfd.                                        130,000
                189 Cephalon, Inc. $3.625 cv. pfd.                                                           30,051
                235 Chesapeake Energy Corp. $3.50 cv. cum. pfd.                                              11,691
              3,737 CNB Capital Trust I $1.50 cv. cum. pfd.                                                 124,255
              1,843 CNF Trust I Ser. A, $2.50 cv. cum. pfd.                                                  77,176
              2,725 Coastal Corp. $1.656 cv. pfd.                                                            77,663
              2,300 Comcast Corp. 2.00% cv. pfd.                                                            239,200
              1,400 Comcast Corp. 2.00% cv. pfd.                                                            147,700
              2,157 Cox Communications, Inc. $3.50 cv. cum. pfd.                                            123,758
              3,824 Cox Communications, Inc. 7.75% cv. pfd.                                                 388,375
              1,463 CVS Auto Exchange 6.00% cv. pfd.                                                        110,822
              3,900 Decs Trust 8.50% cv. pfd.                                                                10,725
              2,297 Decs Trust IV 7.00% cv. pfd.                                                             25,841
              1,981 Decs Trust VI 6.25% cv. pfd. .                                                          105,488
              2,768 Dollar General Strypes Trust 8.50% cv. pfd.                                              93,074
              1,583 El Paso Energy Capital Trust $2.375 cv. pfd.                                             84,097
              1,950 Emmis Broadcasting Corp. Ser. A, $3.125 cv. cum. pfd.                                   117,000
              8,349 Equity Residential Property Ser. E, $1.75 cv. cum. pfd.                                 210,812
              1,470 Estee Lauder Aces TR II 6.25% cv. pfd.                                                  122,745
              2,921 Evi, Inc. $2.50 cv. cum. pfd.                                                           136,557
              2,357 Federal-Mogul Financial Trust $3.50 cv. cum. pfd.                                        63,344
              1,159 Finova Finance Trust $2.75 cv. cum. pfd.                                                 34,480
              9,700 Freeport-McMoRan Copper Co., Inc. $1.75 cv. cum. pfd.                                   124,888
              6,933 Georgia Pacific Group $3.75 cv. pfd.                                                    280,787
                716 Global Crossing 144A $6.375 cv. cum. pfd.                                                64,619
                300 Global Crossing, Ltd. $7.438 cv. cum. pfd.                                               75,413
              1,901 Global TeleSystems Group, Inc. $3.625 cv. cum. pfd.                                      54,952
                708 Hanover Compressor $3.625 cv. pfd.                                                       63,012
              5,228 Houston Industries, Inc. 7.00% cv. pfd                                                  775,051
              3,028 Ingersoll-Rand Co. $0.195 cv. pfd.                                                       64,724
              8,964 International Paper Co. $2.625 cv. cum. pfd.                                            378,729
              6,692 K mart Financing I $3.875 cv. cum. pfd.                                                 264,334
              1,256 Kerr-McGee Corp. 5.50% cv. pfd.                                                          56,285
              2,300 KN Energy, Inc. 8.25% cv. pfd.                                                          100,338
                639 Lernout & Hauspie Scapital Trust I 144A $2.375 cv. cum. pfd.                             52,957
             10,800 Lincoln National Corp. $0.463 cv. cum. pfd.                                             180,900
              4,000 Mandatory Common Exchange Trust (The) 7.25% cv. pfd.                                      6,750
                150 MediaOne Group, Inc. 6.25% cv. pfd.                                                     630,311
              4,400 Metromedia International Group, Inc. $3.625 cv. cum. pfd.                               117,700
                600 MGC Communications, Inc. Ser. D, $3.625 cv. cum. pfd. (PIK)                              29,400
              4,419 Monsanto Co. 6.50% cv. pfd.                                                             196,646
              2,463 National Australia Bank, Ltd. $1.969 cv. pfd.                                            60,651
                300 NBC Internet, Inc. 7.25% cv. pfd.                                                         9,450
              1,343 Neuvo Energy Ser. A, $2.875 cv. cum. pfd.                                                33,071
              3,800 Newell Financial Trust I $2.625 cv. cum. pfd.                                           142,975
              1,500 Newfield Exploration Co. $3.25 cv. cum. pfd.                                             92,438
              2,400 NiSource, Inc. $3.875 cv. pfd.                                                           86,400
              6,592 Owens & Minor Trust I 144A Ser. A, $2.688 cv. cum. pfd.                                 227,424
              5,342 Owens-Illinois, Inc. $2.375 cv.pfd.                                                     127,540
              1,553 Pegasus Communications Corp. 144A $6.50 cv. cum. pfd.                                   155,882
              2,870 Penncorp Financial Group, Inc. $3.50 cv. cum. pfd.                                       25,830
             22,775 Philadelphia Consolidated Holding Corp. 0.50% cv. pfd.                                  136,650
                840 Pioneer Standard Electronics, Inc. 144A $3.375 cv. pfd.                                  45,360
              1,087 Pogo Producing Co. Ser. A, $3.25 cv. cum. pfd.                                           64,677
              3,800 Protective Life Corp. $3.25 cv. cum. pfd.                                               159,125
              1,753 Qwest Trends Trust 144A 5.75% cv. pfd.                                                  124,020
              1,392 Ralston Purina Co. 7.00% cv. pfd.                                                        36,018
              2,821 Readers Digest $0.453 cv. pfd.                                                           80,399
              1,829 Seagram Co., Ltd.7.50% cv. pfd. (Canada)                                                 93,050
              8,680 Sealed Air Corp. Ser. A, $2.00 cv. cum. pfd.                                            456,785
              6,970 Sensormatic Electronics Corp. 144A $1.625 cv. pfd.                                      172,508
              3,300 Sinclair Broadcast Group, Inc. $3.00 cv. pfd.                                            84,975
              2,300 Sovereign Bancorp, Inc. $3.75 cv. pfd.                                                  107,956
                359 St. Paul Capital LLC $3.00 cv. cum. pfd.                                                 22,258
              3,500 Suiza Capital Trust II $2.75 cv. pfd.                                                   115,500
              1,282 TCI Pacific Comm $5.00 cv. pfd.                                                         379,312
              2,031 Texas Utilities Co. $4.625 cv. cum. pfd.                                                 87,333
                300 Texas Utilities Co. $1.658 cv. pfd.                                                      10,313
              1,100 Titan Corp. 144A $2.875 cv. cum. pfd.                                                    56,650
              3,502 Tosco Financing Trust $2.875 cv. pfd.                                                   179,915
              4,182 Tower Automotive Capital Trust 144A $3.375 cv. pfd.                                     151,075
              3,181 Tribune Co. 2.00% cv. pfd.                                                              405,975
              4,436 Union Pacific Capital Trust $3.125 cv. cum. pfd.                                        185,758
              4,035 Union Planters Corp. Ser. E, $2.00 cv. cum. pfd.                                        141,729
              2,558 Unitedglobalcom Ser. D, $3.50 cv. cum. pfd.                                             132,057
              8,520 Unocal Capital Trust $3.125 cv. cum. pfd.                                               390,855
              1,258 Verio, Inc. 144A $3.375 cv. pfd.                                                         58,812
              1,761 Vornado Realty Trust Ser. A, $3.25 cv. cum. pfd.                                         84,308
              1,838 Wendy's Financing Ser. A, $2.50 cv. pfd.                                                 92,819
                 13 World Access, Inc. 144A Ser. D, zero %, cv. pfd.                                         13,195
                610 XM Satellite Radio Holdings Ser. B, $4.125 cv. pfd.                                      28,060
                                                                                                   ----------------
                    Total Convertible Preferred Stocks (cost $14,264,042)                          $     12,594,697

FOREIGN GOVERNMENT BONDS AND NOTES (0.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    3,555,000 Ontario (Province of) sr. unsub. 5 1/2s, 2008 (Canada)                         $      3,140,451
          2,320,000 Quebec (Province of) sr. unsub. 5 3/4s, 2009 (Canada)                                 2,055,497
                                                                                                   ----------------
                    Total Foreign Government Bonds and Notes
                    (cost $5,842,403)                                                              $      5,195,948

ASSET-BACKED SECURITIES (0.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      535,000 Delta Funding Home Equity Loan Trust Ser. 00-1, Class B,
                    8.09s, 2030                                                                    $        452,911
            850,000 Greenpoint Manufactured Housing Ser. 99-5, Class B,
                    9.9s, 2029                                                                              846,813
          7,525,000 Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
                    0.82s, 2028                                                                             225,750
          1,854,943 Provident Bank Home Equity Loan Trust Ser. 99-1, Class A2,
                    6.029s, 2029                                                                          1,853,784
                                                                                                   ----------------
                    Total Asset-Backed Securities (cost $3,465,779)                                $      3,379,258

PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              1,505 AmeriKing, Inc. $3.25 pfd. (PIK)                                               $         16,555
              1,430 Centaur Funding Corp 144A $9.08 cum. pfd. (Cayman Islands)                            1,475,670
                315 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                      16,695
              6,793 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                      728,549
                 55 Fresenius Medical Capital Trust I company guaranty Ser. D,
                    9.00%, pfd. (Germany)                                                                    52,800
                320 Fresenius Medical Capital Trust II company guaranty $7.875,
                    pfd. (Germany)                                                                          291,200
                 15 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                      153,000
                                                                                                   ----------------
                    Total Preferred Stocks (cost $2,753,284)                                       $      2,734,469

MUNICIPAL BONDS AND NOTES (0.1%) (cost $1,284,001)
PRINCIPAL AMOUNT                                                                    RATING(RAT)               VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,285,000 Mashantucket Pequot Tribe 144A bonds Ser. A, FSA,
                    6.57s, 2013                                                     Aaa            $      1,111,268

WARRANTS (--%) (a) (NON)                                                            EXPIRATION
NUMBER OF WARRANTS                                                                  DATE                      VALUE
-------------------------------------------------------------------------------------------------------------------
                  1 Anker Coal Group, Inc. 144A                                     10/28/09       $              1
                 30 Club Regina, Inc. 144A                                          12/1/04                       1
                 45 McCaw International, Ltd.                                       4/15/07                     178
                 40 Telehub Communications Corp.                                    7/31/05                      20
                125 UIH Australia/Pacific, Inc. 144A                                5/15/06                   3,750
                                                                                                   ----------------
                    Total Warrants (cost $11,505)                                                  $          3,950

SHORT-TERM INVESTMENTS (3.0%) (a) (cost $21,750,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $   21,570,000 Interest in $434,310,000 joint repurchase agreement dated April 28, 2000 with Salomon Smith Barney, Inc.
                      due May 1, 2000 with respect to various
                      U.S. Treasury obligations -- maturity value
                      of $21,580,264 for an effective yield of 5.71%                               $     21,570,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $739,104,567) (b)                                      $    730,737,317
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $726,604,222.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at April 30, 2000 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at April 30, 2000.

  (b) The aggregate identified cost on a tax basis is $741,533,925, resulting in gross unrealized appreciation and depreciation of $43,969,040 and $54,765,648, respectively, or net unrealized depreciation of $10,796,608.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities was pledged and segregated with the custodian to cover margin requirements for futures contracts at April
      30, 2000.

  (R) Real Estate Investment Trust.

      FSA -- Financial Security Assurance

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

-------------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2000 (Unaudited)
                                      Aggregate Face   Expiration   Unrealized
                        Total Value        Value          Date     Appreciation
-------------------------------------------------------------------------------
U.S. Treasury 10 year
Bonds (Short)           $ 6,592,813     $ 6,745,925       Jun-00    $  153,112
U.S. Treasury 5 year
Bonds (Short)            23,809,063      24,051,716       Jun-00       242,653
U.S. Treasury
Bond (Long)               4,055,625       3,900,981       Jun-00       154,644
-------------------------------------------------------------------------------
                                                                    $  550,409
-------------------------------------------------------------------------------

TBA Sales Commitments at April 30, 2000 (Unaudited)
(proceeds receivable $7,117,195)
                                     Principal      Settlement          Market
Agency                                 Amount          Date             Value
-------------------------------------------------------------------------------
FNMA, 7s, May 2030                 $ 6,151,657        5/4/00         $5,885,414
FNMA, 6s, May 2030                   1,290,000        5/4/00          1,167,656
-------------------------------------------------------------------------------
                                                                     $7,053,070
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $739,104,567) (Note 1)                                        $730,737,317
-------------------------------------------------------------------------------------------
Cash                                                                              1,084,939
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                        6,146,542
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              609,330
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   22,847,295
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                      43,900
-------------------------------------------------------------------------------------------
Total assets                                                                    761,469,323

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 24,810,545
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,336,287
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,121,679
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          194,064
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        13,984
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            798
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              253,331
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $7,117,195)                  7,053,070
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               81,343
-------------------------------------------------------------------------------------------
Total liabilities                                                                34,865,101
-------------------------------------------------------------------------------------------
Net assets                                                                     $726,604,222

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $737,745,294
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (2,640,151)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (620,594)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                (7,880,327)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $726,604,222

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($561,183,530 divided by 57,932,044 shares)                                           $9.69
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.69)*                               $10.28
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($148,641,613 divided by 15,504,141 shares)**                                         $9.59
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,448,278 divided by 150,044 shares)**                                              $9.65
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($13,059,911 divided by 1,357,213 shares)                                             $9.62
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.62)*                                $9.97
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($2,270,890 divided by 234,470 shares)                                                $9.69
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $ 13,684,805
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,000)                                          4,905,829
-------------------------------------------------------------------------------------------
Total investment income                                                          18,590,634

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  2,385,681
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      596,464
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    13,595
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,716
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               733,726
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               862,957
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 4,746
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                51,833
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              27,896
-------------------------------------------------------------------------------------------
Registration fees                                                                     1,002
-------------------------------------------------------------------------------------------
Auditing                                                                             25,286
-------------------------------------------------------------------------------------------
Legal                                                                                 4,205
-------------------------------------------------------------------------------------------
Postage                                                                               3,455
-------------------------------------------------------------------------------------------
Other                                                                                33,043
-------------------------------------------------------------------------------------------
Total expenses                                                                    4,748,605
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (127,579)
-------------------------------------------------------------------------------------------
Net expenses                                                                      4,621,026
-------------------------------------------------------------------------------------------
Net investment income                                                            13,969,608
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (3,316,002)
-------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             226
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (140,340)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                (42,289)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures and
TBA sale commitments during the period                                          (28,938,163)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (32,436,568)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(18,466,960)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                               $  13,969,608    $  27,634,227
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                          (3,456,116)      51,531,002
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                          (28,980,452)     (26,506,872)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             (18,466,960)      52,658,357
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (13,177,977)     (22,241,851)
--------------------------------------------------------------------------------------------------
   Class B                                                             (3,225,691)      (4,915,559)
--------------------------------------------------------------------------------------------------
   Class C                                                                (18,034)          (1,606)
--------------------------------------------------------------------------------------------------
   Class M                                                               (274,085)        (420,624)
--------------------------------------------------------------------------------------------------
   Class Y                                                                (54,216)         (54,051)
--------------------------------------------------------------------------------------------------
  In excess of net investment income
   Class A                                                                     --       (1,377,881)
--------------------------------------------------------------------------------------------------
   Class B                                                                     --         (304,518)
--------------------------------------------------------------------------------------------------
   Class C                                                                     --             (99)
--------------------------------------------------------------------------------------------------
   Class M                                                                     --          (26,057)
--------------------------------------------------------------------------------------------------
   Class Y                                                                     --           (3,348)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                            (33,919,655)     (39,936,334)
--------------------------------------------------------------------------------------------------
   Class B                                                            (10,348,339)      (9,547,631)
--------------------------------------------------------------------------------------------------
   Class C                                                                (36,430)              --
--------------------------------------------------------------------------------------------------
   Class M                                                               (797,954)        (749,842)
--------------------------------------------------------------------------------------------------
   Class Y                                                                (92,016)              --
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)          (52,679,278)      79,985,204
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (133,090,635)      53,064,160

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   859,694,857      806,630,697
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net
investment income and undistributed net investment
income of $2,640,151 and $140,244, respectively)                     $726,604,222     $859,694,857
--------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A

-------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                 Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.66       $11.01       $11.48       $10.67        $9.84        $8.68
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .18(c)       .37(c)       .40(c)       .42          .44          .45
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.37)         .35          .46         1.46         1.01         1.17
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.19)         .72          .86         1.88         1.45         1.62
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.37)        (.36)        (.40)        (.43)        (.46)
-------------------------------------------------------------------------------------------------------------
In excess of
net investment income                     --         (.02)          --           --           --           --
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.56)        (.68)        (.97)        (.67)        (.19)          --
-------------------------------------------------------------------------------------------------------------
Total distributions                     (.78)       (1.07)       (1.33)       (1.07)        (.62)        (.46)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.69       $10.66       $11.01       $11.48       $10.67        $9.84
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.84)*       6.73         7.86        18.87        15.31        19.32
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $561,184     $646,929     $644,902     $585,624     $496,882     $468,725
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .52*        1.09         1.13         1.15         1.20         1.15
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.87*        3.36         3.51         3.73         4.28         4.93
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 76.32*      144.87       124.34       152.66       142.36       131.00
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Distributions in excess of net investment income amounted to less than $0.01 per share.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B

-------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                              April 30
operating performance                (Unaudited)                Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.56       $10.92       $11.40       $10.60        $9.80        $8.67
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .15(c)       .28(c)       .31(c)       .35          .36          .38
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.38)         .35          .46         1.45         1.00         1.15
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.23)         .63          .77         1.80         1.36         1.53
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                       (.18)        (.28)        (.28)        (.33)        (.37)        (.40)
-------------------------------------------------------------------------------------------------------------
In excess of
net investment income                     --         (.03)          --           --           --           --
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.56)        (.68)        (.97)        (.67)        (.19)          --
-------------------------------------------------------------------------------------------------------------
Total distributions                     (.74)        (.99)       (1.25)       (1.00)        (.56)        (.40)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.59       $10.56       $10.92       $11.40       $10.60        $9.80
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.26)*       5.94         7.08        18.11        14.36        18.25
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $148,642     $195,502     $149,712      $82,759      $35,118      $10,073
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .90*        1.84         1.88         1.90         1.97         1.91
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.50*        2.60         2.76         2.98         3.51         4.09
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 76.32*      144.87       124.34       152.66       142.36       131.00
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Distributions in excess of net investment income amounted to less than $0.01 per share.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C

------------------------------------------------------------------------
                                     Six months
                                       ended      For the period
Per-share                             April 30     July 26, 1999+
operating performance               (Unaudited)    to October 31
------------------------------------------------------------------------
                                        2000            1999
------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.64          $11.09
------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------
Net investment income                    .15(c)          .06(c)
------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.38)           (.40)
------------------------------------------------------------------------
Total from
investment operations                   (.23)           (.34)
------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------
From net
investment income                       (.20)           (.11)
------------------------------------------------------------------------
In excess of
net investment income                     --              --(d)
------------------------------------------------------------------------
From net realized gain
on investments                          (.56)             --
------------------------------------------------------------------------
Total distributions                     (.76)           (.11)
------------------------------------------------------------------------
Net asset value,
end of period                          $9.65          $10.64
------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.25)*         (3.08)*
------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,448            $581
------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .90*            .49*
------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.51*            .63*
------------------------------------------------------------------------
Portfolio turnover (%)                 76.32*         144.87
------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Distributions in excess of net investment income amounted to less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M

-------------------------------------------------------------------------------------------------------------------
                                      Six months
                                        ended                                                        For the period
Per-share                              April 30                                                      Mar. 17, 1995+
operating performance                (Unaudited)                Year ended October 31                  to Oct. 31
-------------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996           1995
-------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $10.61       $10.96       $11.44       $10.63        $9.82          $8.88
-------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------
Net investment income                    .16(c)       .31(c)       .34(c)       .36          .42            .25
-------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.40)         .36          .45         1.47          .98            .90
-------------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.24)         .67          .79         1.83         1.40           1.15
-------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.31)        (.30)        (.35)        (.40)          (.21)
-------------------------------------------------------------------------------------------------------------------
In excess of
net investment income                     --         (.03)          --           --           --             --
-------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.56)        (.68)        (.97)        (.67)        (.19)            --
-------------------------------------------------------------------------------------------------------------------
Total distributions                     (.75)       (1.02)       (1.27)       (1.02)        (.59)          (.21)
-------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $9.62       $10.61       $10.96       $11.44       $10.63          $9.82
-------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (2.31)*       6.27         7.30        18.41        14.76          13.13*
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $13,060      $14,904      $12,017       $8,387       $3,551           $522
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .77*        1.59         1.63         1.65         1.72           1.09*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.63*        2.85         3.01         3.23         3.74           2.76*
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 76.32*      144.87       124.34       152.66       142.36         131.00
-------------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Distributions in excess of net investment income amounted to less than $0.01 per share.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS Y

---------------------------------------------------------------------
                                     Six months
                                       ended     For the period
Per-share                             April 30   Dec. 31, 1998+
operating performance               (Unaudited)    to Oct. 31
---------------------------------------------------------------------
                                        2000         1999
---------------------------------------------------------------------
Net asset value,
beginning of period                   $10.66       $10.79
---------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------
Net investment income                    .19(c)       .32(c)
---------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.37)        (.10)
---------------------------------------------------------------------
Total from
investment operations                   (.18)         .22
---------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------
From net
investment income                       (.23)        (.32)
---------------------------------------------------------------------
In excess of
net investment income                     --         (.03)
---------------------------------------------------------------------
From net realized gain
on investments                          (.56)          --
---------------------------------------------------------------------
Total distributions                     (.79)        (.35)
---------------------------------------------------------------------
Net asset value,
end of period                          $9.69       $10.66
---------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (1.71)*       2.00*
---------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,271       $1,779
---------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .40*         .70*
---------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.01*        3.01*
---------------------------------------------------------------------
Portfolio turnover (%)                 76.32*      144.87
---------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2)

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

  (d) Distributions in excess of net investment income amounted to less than $0.01 per share.


NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Balanced Retirement Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current return by investing in a diversified portfolio of equity and debt securities, with secondary objective of relative stability of principle.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

I) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2000, the fund had no borrowings against the line of credit.

J) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

K) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 2000, fund expenses were reduced by $127,579 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,006 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $57,903 and $2,120 from the sale of class A and class M shares, respectively, and received $235,403 and $300 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received $2,851 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $478,924,653 and $511,288,591, respectively. Purchases and sales of U.S. government obligations aggregated $102,612,703 and $165,509,444, respectively.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  4,421,956        $ 43,242,485
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,854,476          38,135,592
---------------------------------------------------------------------------
                                             8,276,432          81,378,077

Shares
repurchased                                (11,015,637)       (106,893,958)
---------------------------------------------------------------------------
Net decrease                                (2,739,205)       $(25,515,881)
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,012,163        $109,000,444
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,702,959          50,323,503
---------------------------------------------------------------------------
                                            14,715,122         159,323,947

Shares
repurchased                                (12,603,424)       (136,977,187)
---------------------------------------------------------------------------
Net increase                                 2,111,698        $ 22,346,760
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,692,225        $ 16,396,087
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,227,320          12,054,710
---------------------------------------------------------------------------
                                             2,919,545          28,450,797

Shares
repurchased                                 (5,929,979)        (56,789,113)
---------------------------------------------------------------------------
Net decrease                                (3,010,434)       $(28,338,316)
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,052,313         $76,141,950
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,215,074          12,903,110
---------------------------------------------------------------------------
                                             8,267,387          89,045,060

Shares
repurchased                                 (3,462,204)        (37,141,730)
---------------------------------------------------------------------------
Net increase                                 4,805,183         $51,903,330
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    104,757          $1,018,820
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    5,090              49,973
---------------------------------------------------------------------------
                                               109,847           1,068,793

Shares
repurchased                                    (14,398)           (137,820)
---------------------------------------------------------------------------
Net increase                                    95,449          $  930,973
---------------------------------------------------------------------------

                                              For the period July 26, 1999
                                              (commencement of operations)
                                                       to October 31, 1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     54,840            $582,901
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      108               1,163
---------------------------------------------------------------------------
                                                54,948             584,064

Shares
repurchased                                       (353)             (3,770)
---------------------------------------------------------------------------
Net increase                                    54,595            $580,294
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    232,866          $2,275,445
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  104,746           1,031,982
---------------------------------------------------------------------------
                                               337,612           3,307,427

Shares
repurchased                                   (385,542)         (3,695,266)
---------------------------------------------------------------------------
Net decrease                                   (47,930)         $ (387,839)
---------------------------------------------------------------------------

                                               Year ended October 31, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    589,317          $6,373,780
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  105,634           1,125,427
---------------------------------------------------------------------------
                                               694,951           7,499,207

Shares
repurchased                                   (386,587)         (4,165,592)
---------------------------------------------------------------------------
Net increase                                   308,364          $3,333,615
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    304,433          $2,940,856
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   14,891             146,232
---------------------------------------------------------------------------
                                               319,324           3,087,088

Shares
repurchased                                   (251,695)         (2,455,303)
---------------------------------------------------------------------------
Net increase                                    67,629          $  631,785
---------------------------------------------------------------------------

                                            For the period January 4, 1999
                                              (commencement of operations)
                                                       to October 31, 1999
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    201,446          $2,200,269
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,589              38,727
---------------------------------------------------------------------------
                                               205,035           2,238,996

Shares
repurchased                                    (38,194)           (417,791)
---------------------------------------------------------------------------
Net increase                                   166,841          $1,821,205
---------------------------------------------------------------------------


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581


* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund **

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

David L. King
Vice President and Fund Manager

Jeanne L. Mockard
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

James M. Prusko
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Balanced Retirement Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA018  61448  034/243/908  6/00



PUTNAM INVESTMENTS                                     [SCALE LOGO OMITTED]
---------------------------------------------------------------------------
Putnam Balanced Retirement Fund
Supplement to Semiannual Report dated 4/30/00
The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, class B, class C, and class M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
---------------------------------------------------------------------------
Total return
for periods ended 4/30/00                               NAV

6 months                                                -1.71%
1 year                                                  -5.72
5 years                                                 71.41
Annual average                                          11.38
10 years                                               191.66
Annual average                                          11.30
Life of fund (since class A inception, 4/19/85)        335.06
Annual average	10.28

Share value:                                            NAV

10/31/99                                              $10.66
4/30/00                                                $9.69
---------------------------------------------------------------------------
                                          Capital gains
Distributions:    No.     Income     Short-term    Long-term       Total
                   2      $0.233       $0.081        $0.481       $0.795
---------------------------------------------------------------------------
Please note that past performance does not indicate future results. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Performance data reflects an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.